Finance income (expense)	12 Months Ended
Dec. 31, 2017
Finance Income Expense Details 1
Disclosure of finance income (cost) [text block]

41 Finance income (expense)

(€ million)	2017	2016	2015
Finance income (expense)
Finance income	3,924	5,850	8,635
Finance expense	(5,886)	(6,232)	(10,104)
Net finance income (expense) from financial assets held for trading	(111)	(21)	3
	(2,073)	(403)	(1,466)
Income (expense) from derivative financial instruments	837	(482)	160
	(1,236)	(885)	(1,306)

The breakdown by lenders or type of net finance income or expense is provided below:

(€ million)	2017	2016	2015
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	(638)	(639)	(740)
Interest due to banks and other financial institutions	(113)	(118)	(98)
Net finance income (expense) from financial assets held for trading	(111)	(21)	3
Interest from banks	12	15	19
Interest and other income from financial receivables and securities held for non-operating purposes	16	37	2
	(834)	(726)	(814)
Exchange differences
Positive exchange differences	3,549	5,579	8,400
Negative exchange differences	(4,454)	(4,903)	(8,754)
	(905)	676	(354)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	128	143	120
Capitalized finance expense	73	106	166
Finance expense due to the passage of time (accretion discount)(a)	(264)	(312)	(291)
Other finance (expense)	(271)	(290)	(293)
	(334)	(353)	(298)
	(2,073)	(403)	(1,466)

___________

(a)	The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.

Finance income (loss) on derivative financial instruments consisted of the following:

(€ million)	2017	2016	2015
Derivatives on exchange rate	809	(494)	96
Derivatives on interest rate	28	(12)	31
Options		24	33
	837	(482)	160

Net income from derivatives of  €837 million (net loss of  €482 million and net income of  €160 million in 2016 and 2015, respectively) was recognized in connection with fair value valuation of certain derivatives which lacked the formal criteria to be treated in accordance with hedge accounting under IFRS as they were entered into for amounts equal to the net exposure to exchange rate risk and interest rate risk, and as such, they cannot be referred to specific trade or financing transactions. Exchange rate derivatives were entered into in order to manage exposures to foreign currency exchange rates arising from the pricing formulas of commodities in the Gas & Power segment. The lack of formal requirements to qualify these derivatives as hedges under IFRS also entailed the recognition in profit or loss of currency translation differences on assets and liabilities denominated in currencies other than functional currency, as this effect cannot be offset by changes in the fair value of the related instruments.

Net income on options of 2016 of  €24 million (net income of  €33 million in 2015) related to: (i) the reversal through profit and loss of the fair value reserve relating to the embedded options of the bond convertible into ordinary shares of Snam SpA amounting to an income of  €26 million (income of €33 million in 2015); (ii) the fair value of the option embedded in non-dilutive equity-linked convertible bond for a net loss of  €2 million.

Finance income (expense) with related parties is disclosed in note 47 — Transactions with related parties.